SEC Registration Nos.
2-76527 and 811-3418

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

         Post-Effective Amendment No. 22                       XX

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

         Amendment No. 22                             XX


                             Calvert Cash Reserves
               (Exact Name of Registrant as Specified in Charter)

                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814
                    (Address of Principal Executive Offices)

                 Registrant's Telephone Number: (301) 951-4800

                           William M. Tartikoff, Esq.
                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective

      Immediately upon filing               XX  on January 31, 1998
pursuant to paragraph (b)                   pursuant to paragraph (b)

      60 days after filing                       on (date)
pursuant to paragraph (a)                   pursuant to paragraph (a)

of Rule 485.

                             Calvert Cash Reserves
                        Form N-1A Cross Reference Sheet

Item number                    Prospectus Caption

        1.                     Cover Page
        2.                     Fund Expenses
        3.                     Financial Highlights
                               Yield
        4.                     Investment Objective and Policies
        5.                     Management of the Fund
        6.                     Management of the Fund
                               Management of the Fund
                               Dividends, and Taxes
        7.                     How to Buy Shares
                               Management of the Fund Share Price
                               When Your Account Will Be Credited
                               Exchanges
        8.                     How to Sell Your Shares
        9.                     *

                               Statement of Additional Information Caption

        10.                    Cover Page
        11.                    Table of Contents
        12.                    General Information
        13.                    Investment Objective and Policies
                               Investment Restrictions
        14.                    Trustees and Officers
        15.                    Trustees and Officers
        16.                    Investment Advisor
                               Independent Accountants and Custodians
                               Method of Distribution
        17.                    Portfolio Transactions
        18.                    General Information
        19.                    Purchase and Redemption of Shares
                               Valuation of Shares
        20                     Dividends and Taxes
        21.                    Method of Distribution
        22.                    Calculation of Yield
        23.                    Financial Statements

*  Inapplicable or negative answer

PROSPECTUS January 31, 1998


Calvert Cash Reserves
Institutional Prime Fund

4550 Montgomery Avenue, Bethesda, Maryland 20814


Investment Objective and Policies
CALVERT CASH RESERVES Institutional Prime Fund (the "Fund") is a money market fund which seeks to obtain the highest level of current income, consistent with safety, preservation of capital and liquidity that is available through investments in specified money market instruments. The Fund's assets are invested in certificates of deposit of major banks, prime commercial paper and high-grade short-term corporate obligations, and short-term US Government and agency securities. The investments mature in 13 months or less, with an average weighted maturity of 90 days or less. The Fund seeks to maintain a constant net asset value of $1.00 per share for the Fund. It is an operating policy of the Fund that it will not invest in A2/P2 commercial paper. An investment in the Fund is neither insured nor guaranteed by the US Government. There can be no assurance that the Fund will be successful in maintaining a constant net asset value of $1.00 per share.


To Open An Account
Complete and return the enclosed Account Application. Minimum initial investment is $1,000,000.


About This Prospectus
Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if the Fund's goals match your own. Keep this document for future reference.


A Statement of Additional Information ("SAI")(dated January 31, 1998) for the Fund has been filed with the Securities and Exchange Commission and is incorporated by reference. This free Statement is available upon request from the Fund: 800-317-2274. The Commission maintains a website
(http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the Commission.



THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.


FUND EXPENSES

A.       Shareholder Transaction Expenses   Institutional Prime Fund

         Sales Load on Purchases                 None
         Sales Load on Reinvested Dividends      None
         Deferred Sales Load                     None
         Redemption Fees                         None
         Exchange Fee                            None


B.       Annual Fund Operating Expenses - Fiscal Year 1997
         (as a percentage of average net assets)

         Management Fees (net of fee waiver)     0.09%
         Rule 12b-1 Fees                         None
         Other Expenses                          0.07%
         Total Fund Operating Expenses           0.16%


C.       Example:
         You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return; and (2) redemption at the end of each period:

         1 Year   3 Years  5 Years  10 Years

         $2       $5       $9       $20

         The example, which is hypothetical, should not be considered a representation of past or future expenses. Actual expenses may be higher or lower than those shown.

         Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor in the Fund may bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).


Shareholder Transaction Expenses
are charges you pay when you buy or sell shares of the Funds. If you request a wire redemption of less than $50,000, you may be charged a $5 wire fee.


Annual Fund Operating Expenses
have been restated to reflect expenses anticipated in the current fiscal year. Management Fees are paid by the Fund to Calvert Asset Management Company, Inc. (the "Advisor") for managing its investments and business affairs and are shown net of the Advisor's voluntary fee waiver. Management fees include the administrative service fee paid to Calvert Administrative Services Company. The Fund incurs Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the Fund's yield and are not charged directly to individual shareholder accounts. Please refer to the section "Management of the Fund" for further information. If the Advisor had not waived fees, Management Fee would have been 0.30% and Total Fund Operating Expenses would have been 0.37% for the most recent fiscal year.



FINANCIAL HIGHLIGHTS

The following table provides information about the Fund's financial history. It expresses the information in terms of a single share outstanding throughout each period. The table has been audited by those independent accountants whose reports are included in the Annual Reports to Shareholders. The table should be read in conjunction with the financial statements and their related notes. The current Annual Report to Shareholders is incorporated by reference into the SAI.


                                    Year Ended Sept. 30,

Calvert Cash Reserves               1997     1996     1995     1994      1993

Net asset value, beginning of year  $1.00   $1.00   $ 1.00    $1.00    $ 1.00
Income from investment operations
   Net investment income            .055     .040     .045     .028      .025
Distributions to shareholders
   Dividends from net
     investment income             (.055)   (.040)   (.045)    (.028)   (.025)
Net asset value, end of year     $  1.00   $ 1.00   $ 1.00   $ 1.00    $ 1.00
Total return1                       5.55%    3.99%    4.55%    2.78%     2.59%
Ratio to average net assets:
   Net investment income            5.55%    4.80%    4.53%    2.75%     2.48%
   Total expenses2                  0.07%    0.73%    1.41%    -         -
   Net expenses                     0.06%    0.69%    1.39%    1.23%     .92%
   Expenses reimbursed &/or waived  0.31%    0.47%    -         -        -
Net assets, end of year
   (in thousands)                $ 375,351  $131,218 $26,775  $99,973  $102,235
Number of shares outstanding
at end of year (in thousands)      375,353  131,217   26,821  100,024   102,370


                                    Year Ended Sept. 30,

Calvert Cash Reserves               1992     1991     1990     1989      1988

Net asset value, beginning of year  $1.00  $1.00    $1.00    $1.00     $ 1.00
Income from investment operations
   Net investment income            .037     .061     .074     .083      .067
Distributions to shareholders
   Dividends from net
    investment income              (.037)   (.061)   (.074)    (.083)   (.067)
Net asset value, end of year     $  1.00   $ 1.00   $ 1.00   $ 1.00    $ 1.00
Total return1                       3.72%    6.27%    7.71%    8.69%     6.99%
Ratio to average net assets:
   Net investment income            3.69%    6.09%    7.45%    8.27%     6.44%
   Total expenses2                  -        -        -        -         -
   Net expenses                     .87%     .93%     .96%     .91%      .87%
   Expenses reimbursed &/or waived  -        -        .13%     .12%      .25%
Net assets, end of year
     (in thousands)               $106,851  $119,316 $117,684 $156,777 $91,640
Number of shares outstanding
at end of year (in thousands)      106,897  119,362   117,699 156,797   91,660

1. Total return prior to 1989 is not audited.

2. Effective September 30, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

INVESTMENT OBJECTIVE AND POLICIES

Investment Objective: The Fund seeks to earn the highest level of current income, consistent with preservation of capital and liquidity.

Calvert Cash Reserves Institutional Prime Fund is a diversified money market fund. Its objective is to earn the highest level of current income, consistent with safety, preservation of capital and liquidity, that is available through investment in specified money market instruments. The Fund's assets are invested in securities maturing in 13 months or less, and it maintains an average weighted maturity of 90 days or less. It is the operating policy of the Fund to invest in first-tier securities, according to Rule 2a-7 of the Investment Company Act of 1940.

Institutional Prime Fund invests primarily in Top-Tier Securities.
The Fund's assets are invested in high-quality short-term investments including US Government and agency or instrumentality securities, certificates of deposit of major banks, commercial paper, eligible high-grade short-term corporate obligations, including participation interests in loans extended to issuers of such obligations, repurchase agreements, bankers acceptances, floating rate notes and variable-rate demand notes and taxable municipal securities. The Fund may invest in high-quality, US dollar denominated international money market investments and may invest up to 5% of its total assets in reverse repurchase agreements. It is the operating policy of the Fund to invest only in tier-one securities as defined by Rule 2a-7 of the Investment Policy Act of 1940. It is a further operating policy of the Fund that it will invest only in issues rated A-1 or P-1 or better, or, if not rated, of equivalent quality. The Fund will not invest in A-2 or P-2 rated issues. See the SAI, "Appendix, Commercial Paper and Bond Ratings."

Other Policies
The Fund has adopted certain fundamental investment restrictions which are discussed in detail in the SAI. Unless specifically noted otherwise, the investment objective, policies and restrictions of the Fund are fundamental and may not be changed without shareholder approval. There can be no assurance that the Fund will be successful in meeting its investment objective.

Purchasing obligations for future delivery or on a "when-issued" basis may increase the Fund's overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. The transactions are fully secured at all times.

YIELD

Yield refers to income generated by an investment over a period of time.
From time to time, the Fund may advertise "yield" and "effective yield." Yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" refers to the actual income generated by an investment in the Fund over a particular base period, stated in the advertisement. If the base period is less than one year, the yield will be "annualized." That is, the amount of income generated by the investment during the base period is assumed to be generated over a one-year period and is shown as a percentage of the investment. The "effective yield" is calculated similarly, but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment.

MANAGEMENT OF THE FUND

The Board of Trustees supervises the activities and reviews its contracts with companies that provide the Fund with services.
The Fund is a Massachusetts business trust organized on March 16, 1982. Prior to June 30, 1996, Calvert Cash Reserves was doing business as Money Management Plus. In October 1992, Prime Portfolio began offering a second class of shares, the CCR Prime Shares, which was discontinued during 1994.

The Fund is an open-end diversified management investment company. The Fund is not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing (or removing) Trustees, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own (with proportionate voting for fractional shares).


Calvert Group is one of the largest investment management firms in the Washington, D.C. area.
Calvert Group, Ltd., parent of the Fund's investment advisor, shareholder servicing agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. Calvert Group is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1997, Calvert Group managed and administered assets in excess of $5. billion and more than ,000 shareholder and depositor accounts.


Calvert Asset Management serves as Advisor to the Funds.
Calvert Asset Management Company, Inc. (the "Advisor") is the Fund's investment advisor. The Advisor provides the Fund with investment supervision and management; administrative services and office space; furnishes executive and other personnel to the Fund; and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Fund and reserves the right to compensate broker/dealers in return for their promotional or administrative services.


The Advisor receives a fee based on a percentage of the Fund's assets.
The Fund pays the Advisor an advisory fee of 0.25% of its average daily net assets pursuant to the Investment Advisory Agreement. However, the Advisor voluntarily waived all of its fee for fiscal year 1997.

Calvert Administrative Services Company provides administrative services for the Fund.
Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides certain administrative services to the Fund, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC is entitled to an annual fee of 0.05% of the Fund's average daily net assets. During fiscal year 1996 and 1997, CASC voluntarily waived all fees.


Calvert Distributors, Inc. serves as underwriter to market the Fund's shares. Calvert Distributors, Inc. ("CDI") is the Fund's principal underwriter and distributor. Under the terms of its underwriting agreement with the Fund, CDI markets and distributes the Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing of prospectuses to prospective investors. CDI does not receive any compensation from the Fund.


The transfer agent keeps your account records and the shareholder servicing agent answers shareholders' questions.
National Financial Data Services, Inc. ("NFDS"), 1004 Baltimore, Kansas City, Missouri, 64105, is the Fund's transfer agent and dividend paying agent. Calvert Shareholder Services, Inc. is the Fund's shareholder servicing agent.


SHAREHOLDER GUIDE

Opening An Account
You can buy shares of the Fund in several ways which are described here and in the chart below.
An account application accompanies this prospectus. A completed and signed application is required for each new account you open. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call Calvert Group at 800-317-2274.

Share Price
The Fund's shares are sold without a sales charge.
The price of one share is its "net asset value," or NAV. NAV is computed by adding the value of a Fund's investments plus cash and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAV is calculated at the close of the Fund's business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Fund is open for business each day the New York Stock Exchange is open. The Fund's securities are valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1.00 per share.

All purchases of Fund shares will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/100 of a share). The Fund may send monthly statements in lieu of immediate confirmations of purchases and redemptions.

HOW TO BUY SHARES

Method                     Initial investment        Additional Investments

BY WIRE                    $1,000,000 minimum        No minimum
     ABA# 011000028 FBO: Calvert Cash Reserves Fund 707 Wire Account
     Wire investments to: State Street Bank and Trust Company, Boston, MA #9903-765-7 Client's name and account number

BY EXCHANGE                $1,000,000 minimum        No minimum
(FROM YOUR ACCOUNT IN ANOTHER CALVERT GROUP FUND)
     When opening an account by exchange, your new account must be established taxpayer with the same name(s), address and identification number as your existing Calvert account.

WHEN YOUR ACCOUNT WILL BE CREDITED

Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.

Your purchase will be processed at the NAV calculated after your order is received and accepted. A telephone order placed to Calvert Institutional Marketing Group by 1:00 p.m. Eastern time will receive the dividend on Fund shares declared that day if federal funds are received by the custodian by 5 p.m. Eastern time. Telephone orders placed after 1:00 p.m. will begin earning dividends on Fund shares the next business day. If no telephone order is placed, investments begin earning dividends the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone.

All of your purchases must be made by wire. No cash or checks will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.

EXCHANGES

Each exchange represents the sale of shares of one Fund and the purchase of shares of another.
If your investment goals change, the Calvert Group Family of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. Before you make an exchange from a Fund or Portfolio, please note the following:

         Call the Calvert Institutional Marketing Group for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund or Portfolio into which you want to exchange for relevant information.

         Complete and sign an application for an account in that Fund or Portfolio, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

         Shares on which you have already paid a sales charge at Calvert Group may be exchanged into another Fund at no additional charge. Shares acquired by reinvestment of dividends or distributions may be exchanged into another Fund at no additional charge. Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another fund at no additional sales charge.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days written notice.

OTHER CALVERT GROUP SERVICES


Calvert Information Network
24 hour performance and prices
Calvert Group has a round-the-clock telephone service and a website at http://www.calvertgroup.com that lets existing customers obtain prices, performance information, and account balances. Complete instructions for this service may be found on the back of each statement.


Telephone Transactions
Calvert may record all telephone calls.
If you have telephone transaction privileges, you may purchase, redeem, or exchange shares, and wire funds by telephone. You automatically have telephone privileges unless you elect otherwise. The Fund, the transfer agent, the shareholder servicing agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Complete the account application for the easiest way to establish services. The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call the Calvert Institutional Marketing Group at 800-317-2274 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker/dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.

Special Services and Charges
The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

HOW TO SELL YOUR SHARES

You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next NAV calculated after your redemption request is received and accepted.

Redemption Requirements To Remember
To ensure acceptance of your redemption request, please follow the procedures described here and below.
Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

Redemption proceeds are normally paid in cash. However, at the sole discretion of the Fund, the Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90 day period, $250,000 or 1% of the NAV of the Fund, whichever is less, or as allowed by law.

If you sell shares by telephone or written request, you will receive dividends through the date the request is received and processed. To better enable the Advisor to keep the Fund fully invested, Calvert requests that you notify the Institutional Marketing Group at least 24 hours in advance for any redemption over $10 million per day.

Minimum account balance
Please maintain a balance in your account of at least $1,000,000. If, due to redemptions, the account falls below $1,000,000, or you fail to invest at least $1,000,000, it may be closed and the proceeds mailed to you at the address of record. You will be given notice that your account will be closed after 30 days unless you make an additional investment to increase your account balance to the $1,000,000 minimum.

Telephone
Please call the Institutional Marketing Group at 800-317-2274. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to a bank you have previously authorized. Same-day wire redemptions may be ordered by calling the Institutional Marketing Group by noon Eastern time. All other wires will be transmitted the next business day. A charge of $5 may be imposed on wire transfers of less than $50,000. See "Telephone Transactions."

Exchange to Another Calvert Group Fund
You must meet the minimum investment requirement of the other Calvert Group Fund or Portfolio. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter.

Mail To: Calvert Institutional Marketing Group, 4550 Montgomery Avenue, Bethesda, Maryland 20814.
You may redeem available shares from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. If you do not have a voided check, you must enclose a letter on corporate letterhead, signed by one or more authorized signers.

DIVIDENDS AND TAXES

Each year, the Fund distributes substantially all of its net investment income to shareholders.
Dividends from the Fund's net investment income are declared daily and paid monthly. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses.


Dividend payment options
Dividends and any distributions are automatically reinvested in additional shares of the same Fund, unless you elect to have the dividends of $10 or more paid in cash (by check). Dividends and distributions from the Fund may be invested in shares of any other Calvert Group Fund or Portfolio with no additional sales charge. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.


Federal Taxes
In January, the Fund will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you by the Fund during the past year. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested. Dividends, including short-term capital gains, are taxable as ordinary income. Distributions from long-term capital gains are taxable as long-term capital gains, regardless of how long you have owned Fund shares. A portion of the Fund's dividends may qualify for the dividends received deduction for corporations.

Other Tax Information
In addition to federal taxes, you may be subject to state or local taxes on your investment, depending on the laws in your area. You will be notified to the extent, if any, that dividends reflect interest received from US government securities. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number
If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires the Fund to withhold 31% of your dividends. In addition, you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Fund reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

                           Calvert Cash Reserves
                           Institutional Prime Fund

                     Statement of Additional Information
                               January 31, 1998


INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814


SHAREHOLDER SERVICE                   TRANSFER AGENT
Calvert Shareholder Services Inc.     National Financial Data Services, Inc.
4550 Montgomery Avenue                1004 Baltimore
Suite 1000                            6th Floor
Bethesda, Maryland 20814              Kansas City, Missouri 64105


PRINCIPAL UNDERWRITER                 INDEPENDENT ACCOUNTANTS
Calvert Distributors, Inc.            Coopers & Lybrand, L.L.P.
4550 Montgomery Avenue                250 West Pratt Street
Suite 1000N                           Baltimore, Maryland 21201
Bethesda, Maryland 20814



                                     TABLE OF CONTENTS

                  Investment Objective and Policies                    1
                  Investment Restrictions                              3
                  Purchase and Redemption of Shares                    4
                  Dividends and Taxes                                  5
                  Valuation of Shares                                  6
                  Calculation of Yield                                 6
                  Advertising                                          7
                  Trustees and Officers                                7
                  Investment Advisor                                   10
                  Transfer and Shareholder Servicing Agents            10
                  Independent Accountants and Custodians               11
                  Method of Distribution                               11
                  Portfolio Transactions                               11
                  General Information                                  11
                  Financial Statements                                 12
                  Control Persons and Principal Holders of Securities  12
                  Appendix                                             12

STATEMENT OF ADDITIONAL INFORMATION-January 31, 1998

                            Calvert Cash Reserves
                           Institutional Prime Fund
               4550 Montgomery Avenue, Bethesda, Maryland 20814

New Account   (800) 368-2748           Shareholder     (800) 368-2745
Information:      (301) 951-4820       Services:       (301) 951-4810
Broker            (800) 368-2746       TDD for the Hearing-
Services:         (301) 951-4850       Impaired:       (800) 541-1524


         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus dated January 31, 1998, which may be obtained free of charge by writing or calling the Fund.


                      INVESTMENT OBJECTIVE AND POLICIES

         Calvert Cash Reserves Institutional Prime Fund (the "Fund") is a money market fund which seeks to obtain the highest level of current income, consistent with safety, preservation of capital and liquidity, that is available through investment in specified money market instruments. Currently, the Fund's assets are invested in securities maturing in 13 months or less and the Fund maintains an average weighted maturity of 90 days or less. Fund investments are valued at amortized cost. The Fund intends to maintain a constant net asset value of $1.00 per share. The Fund invests exclusively in short-term money market instruments.

The Fund will be invested exclusively in:
         (1) U.S. dollar-denominated certificates of deposit, bankers' acceptances and other debt obligations of U.S. banks and their branches located outside of the U.S. and of U.S. branches of foreign banks, provided that the bank has total assets of at least $1 billion (or the equivalent in other currencies) or, if its total assets are less than $1 billion, the principal amount of such obligation is insured in full by the Federal Deposit Insurance Corporation;
         (2) commercial paper of both domestic and foreign issuers which at the date of investment is rated A-1 by Standard & Poor's Corporation or Prime-1 by Moody's Investors Service, Inc., or, if unrated, is of comparable quality as determined by the Advisor under the supervision of the Board of Trustees;
         (3) short-term (one year or less) corporate obligations of both domestic and foreign issuers which at the date of investment are rated AAA or AA by Standard & Poor's or Aaa or Aa by Moody's or, if unrated, are of comparable quality as determined by the Advisor under the supervision of the Board of Trustees;
         (4) obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies and instrumentalities, or by foreign governments, their agencies and instrumentalities, or by international agencies and instrumentalities; and
         (5) such obligations subject to repurchase agreements with recognized securities dealers and banks.

         While the Fund invests only in high-grade, short-term money market instruments, there can be, of course, no assurance that the Fund will be successful in meeting its investment objective or in maintaining a constant net asset value of $1.00 per share because there are inherent risks in the ownership of any investment. An increase in interest rates will generally reduce the value of Fund investments, and a decline in interest rates will generally increase the value of Fund investments. Investments in obligations not guaranteed by the full faith and credit of the U.S. Government are subject to the ability of the issuer to make payment at maturity. Dividends paid by the Fund will fluctuate as interest rates and net investment income fluctuate. The Fund will attempt, through careful management and diversification, to reduce these risks and enhance the opportunities for higher income and greater price stability.

Repurchase Agreements
         The Fund engages in repurchase agreements in order to earn a higher rate of return than it could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk.
         In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Fund would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Fund will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor under the direction and supervision of the Fund's Board of Trustees. Repurchase agreements are always for periods of less than one year and no more than 10% of a Fund's net assets may be invested in repurchase agreements not terminable within seven days.
         In addition, the Fund will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Fund pursuant to the agreement, the Fund will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Fund may incur a loss and may incur expenses in selling the underlying security.

Reverse Repurchase Agreements
         The Fund may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, the Fund sells its securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Fund invests the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Fund intends to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Fund invests the proceeds is expected to exceed the amount the Fund will pay in interest to the other party to the agreement, plus all costs associated with the transactions. The Fund does not intend to borrow for leverage purposes. The Fund will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.
         During the time a reverse repurchase agreement is outstanding, the Fund will maintain in a segregated custodial account an amount of cash, U.S. Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Fund will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.
         The Fund's use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Fund may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Fund under the agreements, the Fund may have been better off had it not entered into the agreement. However, the Fund will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Fund's Board of Trustees. In addition, the Fund bears the risk that the market value of the securities sold by the Fund may decline below the agreed-upon repurchase price, in which case the dealer may request the Fund to post additional collateral.

International Money Market Instruments
         The Fund may invest in U.S. dollar-denominated obligations of foreign branches of U.S. banks and U.S. branches of foreign banks ("bank obligations"). Such bank obligations may be subject to risks not associated with domestically insured bank obligations. For example, foreign and domestic bank reserve requirements may differ.
         The Fund may also invest in commercial paper, short-term corporate obligations, and obligations issued or guaranteed by foreign governments, their agencies and instrumentalities, or by international agencies and instrumentalities, so long as such instruments are U.S. dollar-denominated and meet the same credit, liquidity, and concentration requirements as domestic obligations.
         The bank obligations and other money market instruments of foreign issuers described above are subject to certain additional risks. Payment of interest and principal upon these obligations and the marketability and liquidity of such obligations in the secondary market may also be adversely affected by governmental action in the country of domicile of the branch (generally referred to as "sovereign risk"). Examples of governmental actions would be the imposition of exchange or currency controls, interest limitations or withholding taxes on interest income, seizure of assets, or the declaration of a moratorium on the payment of principal or interest. In addition, evidences of ownership of Fund securities may be held outside of the U.S., and the Fund may be subject to the risks associated with the holding of such property overseas.
         These instruments are not subject to currency fluctuations, since they are denominated in U.S. dollars. The Advisor will consider the political and economic conditions in a country, the location of custody, and the liquidity in selecting such instruments for the Fund. Also, as an operating policy, it will only invest in bank obligations of foreign branches of U.S. banks if the parent bank guarantees the obligation, and where the parent bank either has assets of at least $1 billion (or equivalent in other currencies), or is insured in full by the Federal Deposit Insurance Corporation.

Obligations with Puts Attached
         The Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put."

When-Issued Purchases
         Securities purchased on a when-issued basis and the securities held in the Fund are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Fund's assets may vary. No new when-issued commitments will be made by a Fund if more than 50% of that Fund's net assets would become so committed.
         When the time comes to pay for when-issued securities, the Fund will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax.

                           INVESTMENT RESTRICTIONS

Fundamental
         The foregoing investment objective and the following investment restrictions may not be changed without the consent of the holders of a majority of the Fund's outstanding shares, including a majority of the shares of the Fund. Shares have equal rights as to voting. A majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. The Fund may not:
         (1) Purchase common stocks,  preferred stocks,  warrants, or other equity securities;
         (2) Sell securities  short,  purchase  securities on margin, or write put or call  options.  The Fund reserves the right, without percentage  limitation,  to purchase securities with puts attached. See "Obligations with Puts Attached";
         (3) Issue  senior  securities,  borrow  money,  except  from banks for  temporary or emergency  purposes and then only in an  amount  up to 10% of the  value  of  that  Fund's  total
         assets  and  except  by  engaging   in  reverse   repurchase
         agreements;  provided,  however,  that  the  Fund  may  only engage in reverse  repurchase  agreements so long as, at the time it enters  into a  reverse  repurchase  agreement,  the
         aggregate  proceeds  from  outstanding   reverse  repurchase
         agreements, when added to other outstanding borrowings permitted by this section, do not exceed 33 1/3% of the
         Fund's total assets. In order to secure any permitted borrowings and, reverse repurchase agreements under this section,  the Fund may pledge,  mortgage or hypothecate  its assets;
         (4) Underwrite  the  securities of other issuers,  except to the extent  that  either the sale of  restricted  securities or the  purchase  of  municipal  obligations  in  accordance with the Fund's  investment  objective and policies,  either directly  from the  issuer,  or from an  underwriter  for an issuer, may be deemed an underwriting;
         (5)  Purchase or sell real  estate,  real estate  investment trust  securities,  commodities or commodity  contracts,  or oil and gas  interests,  but this shall not prevent the Fund from  investing (a) in securities  which are secured by real estate or real estate  mortgages,  or (b) in the  securities of issuers  which invest or deal in  commodities,  commodity
         futures,   oil,  gas,  or  other  mineral   exploration   or
         development   programs,   real   estate,   or  real   estate
         mortgages;
         (6)  Purchase  or  retain  securities  of an issuer if those trustees  of the  Fund,  each of whom  owns more than 1/2 of
         1% of the  outstanding  securities of such issuer,  together own more than 5% of such outstanding securities;
         (7) Make  loans to  others,  except in  accordance  with the
         Fund's  investment  objective  and  policies,  such  as  the purchase  of an issue of debt  securities  in which the Fund
         is   authorized   to  invest,   or  pursuant  to   contracts
         providing for the compensation of service providers by compensating balances;
         (8)  Invest  in  companies  for the  purpose  of  exercising
         control;   or  invest  in  securities  of  other  investment
         companies,  except  as  they  may be  acquired  as part of a merger,  consolidation  or  acquisition  of  assets,  or  in
         connection    with    a    director's/trustee's     deferred
         compensation  plan,  as long as there is no  duplication  of advisory fees;
         (9)  Invest  25%  or  more  of  its  total   assets  in  any
         particular  industry  or  industries,  except  that the Fund may  invest 25% or more of its total  assets in  obligations issued or  guaranteed by the U.S.  Government,  its agencies or  instrumentalities.  Industrial  development bonds, where
         the   payment   of    principal    and   interest   is   the
         responsibility  of companies  within the same industry,  are grouped together as an "industry";
         (10)  Invest  more than 5% of the value of its total  assets in  securities  where the payment of principal  and interest is the  responsibility  of a company or companies  with less than three years' operating history;
         (11)   Purchase   securities   of  any  issuer  (other  than
         obligations   of,  or  guaranteed   by,  the  United  States
         Government,  its  agencies  or  instrumentalities,  a State, its political  subdivisions  or  municipalities  or agencies thereof)  if, as a result,  (a) more than 5% of the value of its total  assets  would be  invested in the  securities  of that  issuer,  or (b)  more  than  25% of the  value  of its
         total  assets  would  be  invested  in  the   securities  of
         issuers  in  the  same   industry.   For  purposes  of  this
         restriction  regarding  the Fund only, an investment in U.S.
         banks or U.S. branches of foreign banks is not considered an industry;


Non-Fundamental
         (12) No more than 10% of the Fund's net assets may be invested in illiquid securities;
         (13) For purposes of investment restriction number 3 above, the Fund has no current intention to allow its borrowings due to reverse repurchase agreements to exceed 5% of total assets.


                      PURCHASE AND REDEMPTION OF SHARES

         The Fund requires a minimum initial investment of $1,000,000. Shares will be held in book entry form at the Fund's transfer agent. No share certificates will be issued.
         Amounts  redeemed by check  redemption  may be mailed to the investor without charge. Amounts of $50,000 or more will be transmitted by wire without charge by the Fund to the investor's account at a domestic commercial bank that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 may be imposed on wire transfers of less than $50,000. If the investor's bank is not a Federal Reserve System member, failure of immediate notification to that bank by the correspondent bank could result in a delay in crediting the funds to the investor's bank account.
         Existing shareholders who at any time desire to change instructions already given must send a notice either to the broker through which shares were purchased or to the Fund with a voided check from the bank account to receive the redemption proceeds. New wiring instructions may be accompanied by a voided check in lieu of a signature guarantee. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or credit union. Further documentation, such as a corporate resolution is required from corporations, fiduciaries, pension plans, and institutional investors.
         The Fund's redemption check normally will be mailed to the investor on the next business day following the date of receipt by the Fund of the written or telephone redemption request. If the investor so instructs in the redemption request, the check will be mailed or the redemption proceeds wired to a predesignated account at the investor's bank.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.

                             DIVIDENDS AND TAXES


         The Fund declares dividends daily and pays them monthly, based on its net investment income. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue or market discount or premium), less expenses. Realized and unrealized gains and losses are not included in net investment income. Net short-term capital gains will be distributed once each year, although the Fund may distribute them more frequently if necessary in order to maintain net asset value at $1.00 per share. Distributions of net capital gains, if any, are normally declared and paid by the Fund once a year; however, the Fund does not intend to make any such distributions from securities profits unless available loss carryovers, if any, have been used or have expired.
         In 1997 the Fund did qualify and in 1998 the Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code as amended. By so qualifying, the Fund will not be subject to federal income taxes, nor to the federal excise tax imposed by the Tax Reform Act of 1986, to the extent that it distributes its net investment income and realized capital gains.
         Dividends and distributions are automatically reinvested at net asset value in additional shares. Shareholders may elect to have their dividends and distributions paid out monthly or quarterly in cash. The Fund's dividends of net investment income and dividends of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and may qualify for the corporate dividends-received deduction. Net long-term capital gain distributions, if any, will generally be includable as long-term capital gain in the gross income of shareholders who are citizens or residents of the United States. Whether such realized securities gains and losses are long- or short-term depends on the period the securities are held by the Fund, not the period for which the shareholder holds shares of the Fund.
          The Fund will notify shareholders annually about the tax status of dividend and distributions paid by the Fund and the amount of dividends withheld, if any, during the previous year. Many states do not tax the portion of a Fund's dividends which is derived from interest on U.S. Government obligations. State law varies considerably concerning the tax status of dividends derived from U.S. Government obligations. Accordingly, shareholders should consult their tax advisors about the tax status of dividends and distributions from the Fund in their respective jurisdictions.
         The  Fund  is  required  to  withhold  31% of any  dividends  and any long-term capital gain dividends, paid if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided: (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Internal Revenue Code because of underreporting; or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount of dividends withheld. Shareholders exempt from backup withholding include: corporations; financial institutions; tax exempt organizations; individual retirement plans; the U.S., a state, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to backup withholding but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Internal Revenue Code. Shareholders claiming exemption from backup withholding should call or write the Fund for further information.


                             VALUATION OF SHARES


         The net asset value per share, the price at which shares are continuously issued and redeemed, is computed by dividing the value of the Fund's total assets, less its liabilities, by the total number of shares outstanding. The Fund's net asset value is determined every business day at the close of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be appropriate or necessary. The Funds do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
         The Fund's assets, including commitments to purchase securities on a when-issued basis, are valued at their amortized cost which does not take into account unrealized capital gains or losses. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received upon sale of the instrument. During periods of declining interest rates, the daily yield on shares of a Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its Fund instruments. Thus, if the use of amortized cost by a Fund resulted in a lower aggregate Fund value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.
         Rule 2a-7 under the Investment Company Act of 1940 permits the Fund to value its assets at amortized cost if the Fund maintains a dollar-weighted average maturity of 90 days or less and only purchases obligations having remaining maturities of 13 months or less. Rule 2a-7 requires, as a condition of its use, that the Fund invest only in obligations determined by the Trustees to be of high quality with minimal credit risks and further requires the Trustees to establish procedures designed to stabilize, to the extent reasonably possible, the Fund's price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the Fund's investment holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Fund's net asset value calculated by using available market quotations or equivalents deviates from $1.00 per share. If such deviation exceeds 1/2 of 1%, the Trustees will promptly consider what action, if any, will be initiated. In the event the Trustees determine that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Trustees will take such corrective action as they regard as necessary and appropriate, including: the sale of Fund instruments prior to maturity to realize capital gains or losses or to shorten average Fund maturity; the withholding of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or the establishment of a net asset value per share based upon available market quotations.


                             CALCULATION OF YIELD

         From  time to  time,  the  Fund  advertises  "yield"  and  "effective yield."  Both  yield  figures  are based on  historical  earnings  and are not intended to indicate future performance. The "yield" refers to the actual income generated by an investment in the Fund over a particular base period of time. The length and closing date of the base periods will be stated in the advertisement. If the base period is less than one year, the yield is then "annualized." That is, the net change, exclusive of capital changes, in the value of a share during the base period is divided by the net asset value per share at the beginning of the period, and the result is multiplied by 365 and divided by the number of days in the base period. Capital changes excluded from the calculation of yield are: (1) realized gains and losses from the sale of securities, and (2) unrealized appreciation and depreciation. A Fund's "effective yield" for a seven-day period is its annualized compounded average yield during the period, calculated according to the following formula:

            Effective yield = [(base period return) + 1]365/7 - 1


         From time to time, the Fund may provide, for a given period, quotations of dividend yield to shareholders or prospective investors. For the seven-day period ended September 30, 1997, the yield and effective yield were 5.59% and 5.75%, respectively.


                                 ADVERTISING


         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Fund is compatible with the investor's goals. The Fund may list Fund holdings or give examples or securities that may have been considered for inclusion in the Fund, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, and The Wall Street Journal. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Fund may compare itself or its Fund holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes.
The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.
         Calvert Group is the leading family of socially responsible mutual funds, both in terms of socially responsible mutual fund assets under management, and number of socially responsible mutual fund portfolios offered (source: Social Investment Forum, November 30, 1997). Calvert Group was also the first to offer a family of socially responsible mutual fund portfolios.


                            TRUSTEES AND OFFICERS


         RICHARD  L.  BAIRD,  JR.,  Trustee.   Mr.  Baird  is  Executive  Vice
President of the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation, Calvert New World Fund and Calvert World Values Fund. DOB: 05/09/48. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.
         FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Abrams, Blatz, Gran, Hendricks & Reina, P.A. DOB: 10/29/35
Address: 900 Oak Tree Road, South Plainfield, New Jersey 07080.
         FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49. Address: 2040 Nuuanu Avenue #1805, Honolulu, Hawaii, 96817.
         *CHARLES  E.  DIEHL,   Trustee.  Mr.  Diehl  is  Vice  President  and
Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 10/13/22. Address:
1658 Quail Hollow Court, McLean, Virginia 22101.
         DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman practices head and neck reconstructive surgery in the Washington, D.C., metropolitan area. DOB:
05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.
         PETER W. GAVIAN, CFA, Trustee. Mr. Gavian is a principal of Gavian De Vaux Associates, an investment banking firm. He was formerly President of Corporate Finance of Washington, Inc. DOB: 12/08/32. Address: 1953 Gallows Road, Suite 130, Vienna, Virginia 22201.
         JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital
Bank  in  Brooklyn,   New  York,   and  a  financial   consultant  to  various
organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. DOB: 05/15/48.
Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.
         ARTHUR J. PUGH, Trustee. Mr. Pugh serves as a Director of Acacia Federal Savings Bank. DOB: 09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.
         *BARBARA J. KRUMSIEK, President and Trustee. Ms. Krumsiek serves as President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd. and as an officer and director of each of its affiliated companies. She is
President   and   Director   of   Calvert-Sloan   Advisers,   L.L.C.,   and  a
trustee/director of each of the investment companies in the Calvert Group of Funds. DOB: 08/09/52.
         *DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. DOB: 10/07/37. Address: Box 93, Chelsea, Vermont 05038.
         *D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB:
07/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.
         M. CHARITO KRUVANT, Trustee. Ms. Kruvant is President of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W. Washington, D.C. 20015.
         RENO J. MARTINI, Senior Vice President. Mr. Martini is Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB: 01/13/50.
         RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert
Group  of  Funds.   Mr.   Wolfsheimer  is  Vice  President  and  Treasurer  of
Calvert-Sloan Advisers,  L.L.C., and a director of Calvert Distributors,  Inc.
DOB: 07/24/52.
         WILLIAM M. TARTIKOFF, Esq., Vice President and Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., and is an officer of Acacia National Life Insurance Company. DOB: 08/12/47.
         DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund. DOB: 09/09/50.
         SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds.
DOB: 01/29/59.
         KATHERINE  STONER,   Esq.,   Assistant   Secretary.   Ms.  Stoner  is
Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:
10/21/56.
     LISA CROSSLEY NEWTON, Esq., Assistant Secretary and Compliance Officer. Ms. Crossley is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:
12/31/61.
          IVY WAFFORD DUKE, Esq., Assistant Secretary. Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 09/07/68.

         The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. Trustees and officers of the fund as a group own less than 1% of the Fund's outstanding shares. Trustees marked with an *, above, are "interested persons" of the Fund, under the Investment Company Act of 1940.
         Each of the above directors/trustees and officers is a director/trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey, Silby and Ms. Krumsiek are among the trustees, Acacia Capital Corporation, of which only Messrs. Blatz, Diehl, Pugh and Ms. Krumsiek are among the directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey, Silby and Ms. Krumsiek are among the directors, and Calvert New World Fund, Inc., of which only Ms. Krumsiek and Mr. Martini are among the directors.
         The Audit Committee of the Board is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat, Silby and Ms. Krumsiek.
         During fiscal 1997, trustees of the Fund not affiliated with the Fund's Advisor were paid $45,115. Trustees of the Fund not affiliated with the Advisor presently receive an annual fee of $20,500 for service as a member of the Board of Trustees of the Calvert Group of Funds, and a fee of $750 to $1,500 for each regular Board or Committee meeting attended; such fees are allocated among the respective Funds on the basis of net assets.
         Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert Group of Funds through the Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.


                          Trustee Compensation Table

Fiscal                  Aggregate           Pension           Total
Year                    Compensation        or                Compensation
1997                    from                Retirement        from
                        Registrant          Benefits          Registrant
                        for Service         Accrued           and Fund
                        as Trustee          as Part of        Complex
                                            Registrant        paid to
                                            Expenses*         Trustee**
Name of Trustee


Richard L. Baird, Jr.   $3,181              $0                $34,450
Frank H. Blatz, Jr.     $3,975              $3,975            $46,000
Frederick T. Borts      $3,165              $0                $32,500
Charles E. Diehl        $3,909              $3,909            $44,500
Douglas E. Feldman      $3,560              $0                $32,500
Peter W. Gavian         $3,666              $1,556            $38,500
John G. Guffey, Jr.     $3,818              $0                $61,615
M. Charito Kruvant      $3,421              $0                $36,250
Arthur J. Pugh          $4,150              $216              $48,250
D. Wayne Silby          $3,421              $0                $62,830

*Messrs. Blatz, Diehl, Gavian and Pugh have chosen to defer a portion of their compensation. As of September 30, 1997, total deferred compensation, including dividends and capital appreciation, was $542,400.28, $550,026.46, $132,815.21, and $195,548.47, for each trustee, respectively.
**As of December 31, 1997, the Fund Complex consists of nine (9) registered investment companies.


                              INVESTMENT ADVISOR


         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").
         The Advisory Contract between the Fund and the Advisor will remain in effect until January 1, 1999, and from year to year thereafter, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund, or by the Trustees of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the Trustees of the Fund who are not parties to the Advisory Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Contract may be terminated without penalty by either party on 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Advisory Contract, the Advisor manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Fund's Board of Trustees. For its services, the Advisor receives an annual fee, payable monthly, of 0.25% of the Fund's average daily net assets. Prior to November 6, 1996 the contractual fee was 0.50% of the first $500 million of the Fund's average daily net assets, 0.475% of the next $500 million of such assets, 0.45% of the next $500 million of such assets, 0.425% of the next $500 million of such assets, and 0.40% of all such assets over $2 billion. From July 1, 1996 to November 6, 1996, a portion of the fee was waived.
         The Advisor provides the Fund with investment supervision and management, administrative services, office space, furnishes executive and other personnel to the Fund, and pays the salaries and fees of all Trustees who are affiliated persons of the Advisor. The Advisor may assume and pay certain Fund advertising and promotional expenses and reserves the right to compensate broker-dealers in consideration of their promotional or administrative services.
         The Fund pays all other expenses including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of Fund securities.
         The advisory fees accrued for the 1995, 1996 and 1997 fiscal years were $378,388, $210,360, and $934,322, respectively. During 1995, 1996, and
1997 fiscal years, the Advisor voluntarily waived fees or assumed expenses of $71,798, $198,710, and $1,107,017, respectively, which were not charged to the Fund.
         Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Fund to provide certain administrative services necessary to the conduct of its affairs, including the preparation of regulatory filings and shareholder reports, the daily determination of its net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For the 1996 and 1997 fiscal periods, CASC received $13,365 and $176,987 in administrative fees, respectively.


                  TRANSFER AND SHAREHOLDER SERVICING AGENTS


         National Financial Data Services, Inc. ("NFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Fund to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.
         Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the NFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts. Calvert Shareholder Services, Inc. was the sole transfer agent prior to January 1, 1998. For these services, NFDS and Calvert Shareholder Services, Inc. receive a total fee of $14.00 per shareholder account and $1.60 per shareholder transaction.


                    INDEPENDENT ACCOUNTANTS AND CUSTODIANS


         Coopers & Lybrand, L.L.P. has been selected by the Board of Trustees to serve as independent auditors for fiscal year 1998. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Fund's cash assets. The custodian has no part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold for the Fund's Funds.


                            METHOD OF DISTRIBUTION


         The Fund has entered into an agreement with Calvert Distributors, Inc. ("CDI") whereby CDI, acting as principal underwriter for the Fund, makes a continuous offering of the Fund's securities on a "best efforts" basis. Under the terms of the agreement, CDI was entitled to receive, pursuant to the Fund's Distribution Plan, a distribution service fee from the Fund of 0.35% of its average daily net assets. However, this Distribution Plan was terminated, effective June 30, 1996.
         For the 1995, 1996, and 1997 fiscal years, the Fund paid Distribution Plan expenses of $315,130, $53,695, and $0, respectively. Apart from the Plan, the Advisor and the principal underwriter, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.


                            PORTFOLIO TRANSACTIONS


         Transactions are allocated to various underwriters and broker-dealers by the Fund's Advisor. Newly issued securities are purchased from underwriters acting as principals at prices which include underwriting fees. Purchases of securities in the secondary market and all sales are placed with broker-dealers who may be acting as agents or principals. Broker-dealers who execute Fund transactions on behalf of the Fund are
selected   primarily  on  the  basis  of  their   execution   capability   and
secondarily on the value and quality of their services. The Advisor may place orders for the purchase or sale of Fund securities with qualified broker-dealers who provide it with statistical, research, or other information and services. Such broker-dealers may receive compensation for executing Fund transactions that is in excess of the compensation another broker-dealer would have received for executing such transactions if the Advisor determines in good faith that such compensation is reasonable in relation to the value of the information or services that have been provided. During the fiscal years ended September 30, 1995 and 1996, no brokerage commissions were paid by the Fund to any broker-dealer, officer or director of the Fund or any of their affiliates. For fiscal year 1997, aggregate brokerage commissions paid to broker-dealers was $0.
         The Advisor may also execute Fund transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold.


                             GENERAL INFORMATION

         The Fund is the only series of a Massachusetts business trust organized on March 16, 1982, under the name Calvert Cash Reserves, doing business as Money Management Plus. The Fund is no longer doing business as Money Management Plus, effective June 30, 1996. The Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.
         The Fund will send its shareholders unaudited semi-annual and audited annual reports that will include the Fund's net asset value per share, Fund securities, income and expenses, and other financial information.
         This Statement of Additional Information does not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

                             FINANCIAL STATEMENTS


         The audited  financial  statements  included in the Annual  Report to
Shareholders   dated  September  30,  1997,  are  expressly   incorporated  by
reference and made a part of this Statement of Additional Information. Copies of this Report may be obtained free of charge by writing or calling the Fund.


             CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


         As of January 2, 1998, the following shareholders owned of record 5% or more of the Fund:

         Name and Address                   % of Ownership
         Leland Stanford Jr. University     5.54%
         CEFA N
         2770 Sand Hill Road
         Menlo Park, California 94025-7020

         The Stanley Works                  17.85%
         Darice A. McLellan Adm.
         1000 Stanley Drive
         New Britain, Connecticut 06053-1675


                                   APPENDIX

Commercial Paper Ratings
         Commercial paper rated A-1 by Standard & Poor's Corporation has the following characteristics: liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A" or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned. The relative strength or weakness of the above factors determines whether an issuer's commercial paper is rated Al, A2, or A3.
         The rating Prime-1 is the highest commercial paper rating assigned by Moody's Investors Service, Inc. Among the factors considered by Moody's in assigning rating are the following: evaluation of the management of the issuer; economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; evaluation of the issuer's products in relation to competition and customer acceptance; liquidity; amount and quality of long-term debt; trend of earnings over a period of ten years; financial strength of a parent company and the relationships which exist with the issuer; and recognition by the management of obligations which may be present or may arise as a result of public interest question and preparations to meet such obligations.

PART C. OTHER INFORMATION


Item 24. Financial Statements and Exhibits

         (a) Financial statements

         Financial statements incorporated by reference to:


         All financial statements for Calvert Cash Reserves are incorporated by reference to Registrant's
         Annual Report to Shareholders dated September 30, 1997, and filed December 10, 1997.


         Schedules II-VII, inclusive, for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, or they are inapplicable, or the required information is presented in the financial statements or notes thereto.


         (b)      Exhibits:

         1. Declaration of Trust (incorporated by reference to Registrant's Initial Registration
         Statement, March 16, 1982).

         2. By-Laws (incorporated by reference to Registrant's Pre-Effective Amendment No. 2,
         August 31, 1982).

         4. Specimen Stock Certificate (incorporated by reference to Registrant's Pre-Effective
         Amendment No. 2, August 31, 1982).

         5. Advisory Contract (incorporated by reference to Registrant's Post-Effective Amendment No.
         4, December 31, 1984).

         6. Underwriting and Dealer Agreements
         (incorporated by reference to Registrant's
         Post-Effective Amendment No. 17, January 31,
         1995).

         7. Trustees' Deferred Compensation Agreement
         (incorporated by reference to Registrant's
         Post-Effective Amendment No. 12, January 31,
         1992).

         8. Custodial Contract (incorporated by reference to Registrant's Post-Effective Amendment No.
         13, September 30, 1992).

         9. Transfer Agency Contract (incorporated by reference to Registrant's Post-Effective
         Amendment No. 4, December 31, 1984).

         10. Opinion and Consent of Counsel as to Legality of Shares Being Registered.

         11. Consent of Independent Accountants to
         Use of Report.

         14. Retirement Plans,(incorporated by reference to Registrant's Post-Effective Amendment No. 12,
         January 31, 1992).

         15. Rule 12b-1 Distribution Plan (incorporated by reference to Registrant's Pre-Effective
         Amendment No. 2, August 31, 1982).

         16. Schedule for Calculation of Performance
         Quotation (incorporated by reference to
         Registrant's Post-Effective Amendment No. 9,
         January 30, 1989).

         Exhibits 3, 12 and 13 are omitted because they are inapplicable.


Item 25. Persons Controlled By or Under Common Control With Registrant

         Registrant is controlled by its Board of Trustees, which is a common Board with five registered investment companies, Calvert Tax-Free Reserves, First Variable Rate Fund for Government Income, Calvert Cash Reserves, The Calvert Fund, and Calvert Municipal Fund, Inc. In addition, certain members of Registrant's Board of Trustees also serve on the Boards of Calvert Social Investment Fund, Acacia Capital Corporation, Calvert World Values Fund, Inc., and Calvert New World Fund, Inc.


Item 26. Number of Holders of Securities


         As of December 31, 1997, there were 60 holders of record of Registrant's shares of beneficial interest for Institutional Prime Fund.



Item 27. Indemnification

         Registrant's Declaration of Trust, which Declaration is Exhibit 1 of this Registration Statement, provides, in summary, that officers, trustees, employees, and agents shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees who are neither "interested persons" of Registrant, as that term is defined in
Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Declaration of Trust also provides that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains an $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.


Item 28. Business and Other Connections of Investment Adviser

                           Name of Company, Principal
Name                       Business and Address                   Capacity



Barbara J. Krumsiek        Acacia Capital Corporation             Officer
                           Calvert Municipal Fund, Inc.            and
                           Calvert World Values Fund, Inc.        Director

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income                      and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Social Investment Fund
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent                          and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                        and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Alliance Capital Mgmt. L.P.    Sr. Vice President
                           Mutual Fund Division                   Director
                           1345 Avenue of the Americas
                           New York, NY 10105
                           --------------



Ronald M. Wolfsheimer      First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           --------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company                         and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


David R. Rochat            First Variable Rate Fund               Officer
                            for Government Income                  and
                           Calvert Tax-Free Reserves              Trustee
                           Calvert Cash Reserves
                           The Calvert Fund

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Municipal Fund, Inc.           Officer
                           Investment Company                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Director
                           Bethesda, Maryland 20814
                           ---------------
                           Chelsea Securities, Inc.               Officer
                           Securities Firm                         and
                           Post Office Box 93                     Director
                           Chelsea, Vermont 05038
                           ---------------
                           Grady, Berwald & Co.                   Officer
                           Holding Company                         and
                           43A South Finley Avenue                Director
                           Basking Ridge, NJ 07920
                           ---------------


Reno J. Martini            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           First Variable Rate Fund               Officer
                            for Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert New World Fund, Inc.           Director
                           Investment Company                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert-Sloan Advisers, LLC            Director
                           Investment Advisor                      and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ---------------



Charles T. Nason           Acacia Mutual Life Insurance           Officer
                           Acacia National Life Insurance         and Director

                           Insurance Companies
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Director
                           Tax Return Preparation Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Director
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Insurance Management            Officer
                            Services Corporation                   and
                           Service Corporation                    Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Social Investment Fund         Trustee
                           Investment Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           -----------------
                           The Advisors Group, Inc.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------


Robert-John H.             Acacia National Life Insurance         Officer
 Sands                     Insurance Company                       and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Mutual Life Insurance           Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Financial Corporation           Officer
                           Holding Company                         and
                           7315 Wisconsin Avenue                  Director
                           Bethesda, Maryland 20814
                           ----------------
                           Acacia Federal Savings Bank            Officer
                           Savings Bank
                           7600-B Leesburg Pike
                           Falls Church, Virginia 22043
                           ---------------
                           Enterprise Resources, Inc.             Director
                           Business Support Services
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Realty Corporation              Officer
                           Real Estate Investments
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Acacia Insurance Management            Officer
                            Services Corporation                   and
                           Service Corporation                    Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Gardner Montgomery Company             Officer
                           Tax Return                             and
                            Preparation Services                  Director
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           The Advisors Group, Inc.               Director
                           Broker-Dealer and
                           Investment Advisor
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Director
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Director
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management, Co., Inc.    Director
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Shareholder Services, Inc.     Director
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


William M. Tartikoff       Acacia National Life Insurance         Officer
                           Insurance Company
                           7315 Wisconsin Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.


                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative                 Officer
                           Services Company
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co. Inc.      Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Director
                           Broker-Dealer                           and
                           4550 Montgomery Avenue                 Officer
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------


Susan Walker Bender        Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Katherine Stoner           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------



Lisa Crossley Newton       Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.


                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Ivy Wafford Duke           Calvert Group, Ltd.                    Officer
                           Holding Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Administrative Services Co.    Officer
                           Service Company
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------
                           Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Shareholder Services, Inc.     Officer
                           Transfer Agent
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert Distributors, Inc.             Officer
                           Broker-Dealer
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           Calvert-Sloan Advisers, LLC            Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ----------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.
                           Calvert New World Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ---------------


Daniel K. Hayes            Calvert Asset Management Co., Inc.     Officer
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------
                           First Variable Rate Fund for           Officer
                            Government Income
                           Calvert Tax-Free Reserves
                           Calvert Cash Reserves
                           Calvert Social Investment Fund
                           The Calvert Fund
                           Acacia Capital Corporation
                           Calvert Municipal Fund, Inc.
                           Calvert World Values Fund, Inc.

                           Investment Companies
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Steve Van Order            Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


Annette Krakovitz          Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


John Nichols               Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------


David Leach                Calvert Asset Management               Officer
                           Company, Inc.
                           Investment Advisor
                           4550 Montgomery Avenue
                           Bethesda, Maryland 20814
                           ------------------



Item 29. Principal Underwriters

         (a) Registrant's principal underwriter also underwrites shares of First Variable Rate Fund for Government Income, Calvert
Tax-Free Reserves, Calvert Social Investment Fund, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc.,
Calvert New World Fund, Inc., and Acacia Capital Corporation.

         (b)      Positions of Underwriter's Officers and Directors

Name and Principal         Position(s) with               Position(s) with
Business Address           Underwriter                    Registrant


Barbara J. Krumsiek        Director and President         President and Trustee


Ronald M. Wolfsheimer      Director, Senior Vice          Treasurer
                           President and Chief Financial Officer

William M. Tartikoff       Director, Senior Vice          Vice President and
                           President and Secretary        Secretary

Karen Becker               Vice President, Operations     None

Steve Cohen                Vice President                 None

Geoffrey Ashton            Regional Vice President        None


Martin Brown               Regional Vice President        None

Janet Haley                Regional Vice President        None

Ben Ogbogu                 Regional Vice President        None


Susan Walker Bender        Assistant Secretary            Assistant Secretary

Katherine Stoner           Assistant Secretary            Assistant Secretary


Lisa Crossley Newton       Assistant Secretary            Assistant Secretary
                           and Compliance Officer


Ivy Wafford Duke           Assistant Secretary            Assistant Secretary

         (c)      Inapplicable.


Item 30. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer
         and
         William M. Tartikoff, Assistant Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland 20814


Item 31. Management Services

         Not Applicable


Item 32. Undertakings

         a)       Not Applicable

         b)       Not Applicable

         (c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.


         SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 21st day of January, 1998.


CALVERT CASH RESERVES

         By:
         _________________________________
         Barbara J. Krumsiek
         President and Trustee


         SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature                           Title                     Date


__________**____________            President and             1/21/98
Barbara J. Krumsiek                 Trustee (Principal Executive Officer)


__________**____________            Principal Accounting      1/21/98
Ronald M. Wolfsheimer               Officer


__________**____________            Trustee                   1/21/98
Richard L. Baird, Jr.


__________**____________            Trustee                   1/21/98
Frank H. Blatz, Jr., Esq.


__________**____________            Trustee                   1/21/98
Frederick T. Borts, M.D.


__________**____________            Trustee                   1/21/98
Charles E. Diehl


__________**____________            Trustee                   1/21/98
Douglas E. Feldman


__________**____________            Trustee                   1/21/98
Peter W. Gavian


__________**____________            Trustee                   1/21/98
John G. Guffey, Jr.


__________**____________            Trustee                   1/21/98
M. Charito Kruvant


__________**____________            Trustee                   1/21/98
Arthur J. Pugh


__________**____________            Trustee                   1/21/98
David R. Rochat


__________**____________            Trustee                   1/21/98
D. Wayne Silby


** Signed by Susan Walker Bender pursuant to power of attorney, attached hereto.

Exhibit Index



Form N-1A
Item No.

Exhibit-23
24(b)(10)           Form of Opinion and Consent of Counsel

Exhibit-23A
24(b)(11)           Independent Auditors' Consent

Exhibit-24          Power of Attorney